Other equity instruments (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about other equity instruments [line items]
Par value	¥ 10,000,000
Bond A [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	September 2017
Category	Equity Instrument
Initial distribution rate	5.05%	5.05%
Issue Price	¥ 100
Number	25,000,000	25,000,000
Par value	¥ 2,500,000
Initial Period	3 Years
Conversion Condition	None
Conversion Result	None
Bond B [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	September 2017
Category	Equity Instrument
Initial distribution rate	5.17%	5.17%
Issue Price	¥ 100
Number	25,000,000	25,000,000
Par value	¥ 2,500,000
Initial Period	5 years
Conversion Condition	None
Conversion Result	None
Yingda Insurance Financing Plan (1st) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	September2018
Category	Equity Instrument
Initial distribution rate	5.79%
Par value	¥ 3,283,000
Initial Period	perpetual
Conversion Condition	None
Conversion Result	None
Yingda Insurance Financing Plan (2nd) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	September2018
Category	Equity Instrument
Initial distribution rate	5.79%
Par value	¥ 827,000
Initial Period	perpetual
Conversion Condition	None
Conversion Result	None
Yingda Insurance Financing Plan (3rd) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	September2018
Category	Equity Instrument
Initial distribution rate	5.79%
Par value	¥ 890,000
Initial Period	perpetual
Conversion Condition	None
Conversion Result	None